Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended		62 Months Ended		116 Months Ended		120 Months Ended
	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000221691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Average Annual Return, Percent	5.90%		4.58%		4.28%
C000060792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Including sales charges
Average Annual Return, Percent	1.68%		3.86%						4.61%
C000127160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Average Annual Return, Percent	6.61%		5.29%						5.60%
C000166835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Average Annual Return, Percent	5.81%		4.53%				5.59%
C000057099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2 Shares
Average Annual Return, Percent	6.06%		4.79%						5.12%
C000018696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	6.43%		5.15%						5.47%
C000018695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	4.00%		3.91%						4.29%
C000018693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	1.20%		3.89%						4.72%
Without Sales Load [Member] | C000060792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Excluding sales charges
Average Annual Return, Percent	5.92%		4.71%						5.10%
Without Sales Load [Member] | C000018695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	4.99%		3.91%						4.29%
Without Sales Load [Member] | C000018693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	5.96%		4.85%						5.20%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	[1]	(0.24%)	[1]	(0.32%)	[2]	1.81%	[3]	1.90%	[1]
Morningstar High Yield Bond Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar High Yield Bond Category Average
Average Annual Return, Percent	7.61%	[4]	5.14%	[4]	4.67%	[5]	5.55%	[6]	5.01%	[4]
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.03%	[7]	5.48%	[7]	5.18%	[8]	6.67%	[9]	5.80%	[7]

[1]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[5]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[6]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[7]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[8]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[9]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.